SCHEDULE OF PROPERTY , PLANT AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Subtotal	$ 10,985,135	$ 10,937,991	$ 11,838,419
Less: accumulated depreciation	(16,867)	(14,381)	(5,117)
Property, plant and equipment, net	10,968,268	10,923,610	11,833,302
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	12,540	12,487	13,514
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	42,637	42,453	45,948
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 10,929,958	$ 10,883,051	$ 11,778,957